Share-Based Compensation (Changyou 2014 Share Incentive Plan, Restricted Share Units Activity, Narrative) (Details) - Changyou 2014 Share Incentive Plan [Member] - Class A restricted share units [Member] - An employee [Member]
12 Months Ended
Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted | shares	16,000
Vesting period commencing on grant date	4 years
Share-based compensation expense	$ (17,000)
Unrecognized compensation expenses	$ 0